Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of transactions with related parties

	Pfizer companies
	2025 £m	2024 £m	2023 £m
Dividend paid	–	165	124

Balance outstanding as at 31 December:

	Pfizer companies		GSK companies
	2025 £m	2024 £m	2025 £m	2024 £m
Other amounts owing from related parties	–	–	–	34